Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 47,579	$ 62,293
Amounts due from related parties	1,998	2,668
Inventories	5,759	3,306
Derivative assets	15,070
Other current assets	15,528	5,626
Total current assets	85,934	73,893
Long-term assets:
Vessels, net of accumulated depreciation	1,631,380	1,598,106
Right-of-use assets	2,261	2,742
Intangible assets, net		75
Derivative assets	14,378	1,015
Accrued income		1,450
Total Long-term assets	1,648,019	1,603,388
Total assets	1,733,953	1,677,281
Current liabilities:
Trade accounts payable	4,268	3,872
Accrued expenses	10,651	6,429
Current portion of long-term debt	369,787	88,578
Current lease liabilities	715	648
Current portion of derivative liabilities		6,754
Income taxes payable	699	548
Current portion of contract liabilities	651	1,518
Prepaid charter	1,504	6,186
Amount due to related parties	1,717	1,424
Total current liabilities	389,992	115,957
Long-term liabilities:
Long-term debt	686,601	878,548
Lease liabilities	1,546	2,093
Derivative liabilities		4,260
Contract liabilities		651
Deferred tax liabilities	424	228
Deferred revenues	3,178	2,529
Total long-term liabilities	691,749	888,309
Total liabilities	1,081,741	1,004,266
Commitments and contingencies
Series A Convertible Preferred Units	84,308	84,308
Partners' capital:
General partner interest	10,111	10,492
Total partners' capital	567,904	588,707
Total liabilities and equity	1,733,953	1,677,281
Common unit
Partners' capital:
Common unitholders	553,922	568,762
Class B unit
Partners' capital:
Common unitholders	$ 3,871	$ 9,453